Capital and Reserves - Summary of Tax Attributable to Components of Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ 131	£ (15)	£ (137)
Hedging Reserve | Cash Flow Hedges
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	56	18	34
Retained Earnings
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
actuarial losses/(gains) in respect of subsidiaries	75	(33)	(171)
Owners of the Parent
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Total tax recognised in other comprehensive income for the year	£ 131	£ (15)	£ (137)